FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Summary of company's assets and liabilities that were measured at fair value on a recurring basis

		Quoted Prices In	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	September 30, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$49,915,251	$49,915,251	$—	$—
Liabilities:
Derivative Liability - Backstop Subscription Agreement	$446,776	$—	$—	$446,776

		Quoted Prices In	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—
	$71,432,177	$71,432,177	$—	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
		Markets	Inputs	Inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—
	$71,432,177	$71,432,177	$—	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
		Markets	Inputs	Inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$295,802,694	$295,802,694	$—	$—
	$295,802,694	$295,802,694	$—	$—

Summary of key inputs used to value the company's Backstop subscription agreement

	Initial Measurement date of
Inputs	April 22, 2024	September 30, 2024
Stock Price	$11.05	$11.28
Risk-Free Rate	5.39%	4.83%
Weighted Terms	0.48	0.17
Market Implied Likelihood of Initial Business Combination	10.35%	12.1%

Schedule of summary of changes in the fair value of financial instruments that are measured at fair value on a recurring basis

Subscription Purchase
Agreement
Fair Value as of January 1, 2024	$—
Initial Measurement on April 22, 2024	361,124
Change in Fair Value	(4,277)
Fair Value as of June 30, 2024	356,847
Change in Fair Value	89,929
Fair Value as of September 30, 2024	$446,776